INCOME TAXES (Schedule Of Income (Loss) Before Income Taxes and Noncontrolling Interest Allocation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
United States	$ (1,699,557)	$ 845,290
Foreign	11,135,203	8,251,651
Income before income taxes and non controlling interest allocation	$ 9,435,646	$ 9,096,941